Investment Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized Cost
Due in one year or less	$ 4,725
Due after one year through five years	48,405
Due after five year through ten years	29,363
Due after ten years	6,626
Total	89,119
Asset-backed securities	128,516
Amortized Cost	217,635	$ 236,008
Fair Value
Due in one year or less	4,726
Due after one year through five years	47,973
Due after five year through ten years	28,626
Due after ten years	6,530
Total	87,855
Asset-backed securities	126,657
Fair value	$ 214,512	$ 235,054